Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Deferred income tax assets related to:
Inventories	$ 12,894	$ 8,530
Allowance for losses	11,014	8,575
Bankruptcy note liability	118,551	117,263
Accrued compensation and benefits	132,707	111,843
Accrued other expenses	20,310	15,932
Other long-term liabilities	20,570	21,911
Net operating loss and credit carryforwards	66,438	87,595
Net unrealized loss on securities	27,540	21,562
Total Deferred Income Tax Assets	410,024	393,211
Less: valuation allowances	(60,103)	(68,043)
Net Deferred Income Tax Assets	349,921	325,168
Deferred income tax (liabilities) related to:
Depreciation	(64,506)	(56,636)
Pension and other postretirement benefits	(17,975)	(16,256)
Amortization of intangibles	(198,940)	(198,872)
Unremitted foreign earnings	(98,520)	(108,508)
Total Deferred Income Tax (Liabilities)	(379,941)	(380,272)
Deferred Income Tax Assets (Liabilities), Net	$ (30,020)	$ (55,104)